Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,779,217)	$ (827,199)	$ (2,160,998)	$ (48,319,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense		1,441	3,155	711,929
Amortization of contract asset	129,072		129,072
Stock compensation expense	58,908	750,027	1,523,489	1,575,952
Loss on ELOC share settlements	27,880
Gain on extinguishment of forward purchase derivative			(3,336,213)
Amortization of share-based consulting services	52,750		59,857
Net deferred indemnified loan origination fees				(63,275)
Discount on common stock sold pursuant to the ELOC			76,553
Other non-cash issuance costs related to the ELOC			800,000
Shares issued in settlement of a legal dispute			200,000
Non-cash interest on issuance of convertible notes			137,500
Amortization of marketing costs settled with common stock		50,000
Lease expense	(4,757)	892	(7,981)	23,181
Credit benefit	(316,576)		(177,917)	(1,393,131)
Impairment of goodwill				6,058,000
Impairment of long-lived intangible assets				3,090,881
Deferred tax expense, net				43,859,686
Marketing expense settled via Common Stock				100,000
Change in fair value of warrant liabilities	(16,599)	(1,116,082)	(1,320,871)	(2,803,638)
Change in the fair value of deferred consideration		(161,000)	(79,475)	(361,449)
Changes in operating assets and liabilities:
Accounts receivable – trade	1,109	43,813	103,233	(12,734)
Accounts receivable – related party	284,583	333,947	(41,460)	1,127,297
Prepaid expenses	158,897	101,005	561,913	86,901
Other current liabilities	(110,689)	17,016	(48,960)	527
Accrued interest receivable		13,418	16,319	(2,542)
Other current assets			4,057	(2,968,061)
Accounts payable	683,824	126,924	49,105	(76,672)
Accounts payable – related party	(9,614)	82,220	95,757	(501,709)
Accrued expenses	(238,331)	(535,902)	9,085	292,396
Contract liabilities	103	(19,230)
Other assets		(236)
Deferred revenue			(12,920)	6,413
Net cash used in operating activities	(1,078,657)	(1,140,730)	(3,417,700)	430,477
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of preferred securities			50,000
Net proceeds from loan repayment		3,245	392,186	12,394
Proceeds from redemption of investment	25,017
Net cash provided by investing activities	25,017	3,245	442,186	12,394
CASH FLOWS FROM FINANCING ACTIVITIES:
Tax withholding payments on vesting of restricted stock units			(12,771)
Proceeds from convertible debt			550,000
Redemption of Series B Convertible Preferred Stock			(292,800)
Gross proceeds from issuance of Series B Convertible Preferred Stock and Series B Warrants			6,130,000
Offering cost			(351,646)
Proceeds from the sale of Class A Common Stock	172,070		1,778,987
Repayment of financed insurance contract			(116,098)
Repayment of senior secured promissory note		(255,765)	(255,765)	(3,006,993)
Net cash provided by (used in) financing activities	172,070	(255,765)	7,429,907	(3,006,993)
Net decrease in cash and cash equivalents	(881,570)	(1,393,250)	4,454,393	(2,564,122)
Cash and cash equivalents – beginning of period	6,779,040	2,324,647	2,324,647	4,888,769
Cash and cash equivalents – end of period	5,897,470	931,397	6,779,040	2,324,647
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Interest paid	4,580	113,561	388,457	416,852
Non cash transactions:
Reclassification of forward purchase receivable		4,584,221	(4,584,221)
Accrued redemption payable to Series B holders	43,018
Marketing expense settled by the issuance of Common Stock				50,000
Investment in preferred securities			1,500,000
Prepaid consulting expense from the issuance of the Series B Convertible Preferred Stock and Series B Warrants			371,307
Extinguishment of debt for issuance of Series B Convertible Preferred Stock and Series B Warrants			10,748,408
Exchange of forward purchase derivative liability for the issuance of Series B Convertible Preferred Stock and Series B Warrants			4,000,867
Exchange of convertible notes for Series B Convertible Preferred Stock and Series B warrants			659,997
Financed insurance contract (classified in accrued expense)			395,900
Issuance of stock to Abaca shareholders			258,868
Accrued redemption payable to Series B holders			181,378
Recognition of contract asset with corresponding stand-ready guarantee liability			2,135,000
Recognition of contract asset with corresponding financial indemnification liability			$ 1,091,772